Business combinations - KCR S.A. Group Acquisition (Details) - USD ($) $ in Thousands		4 Months Ended	12 Months Ended
	Aug. 19, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination [Line Items]
Initial cash consideration			$ 2,537	$ 84,159	$ 71,766
Goodwill		$ 9,051,410	8,731,689	9,051,410	9,022,075	$ 8,971,670
Increase in goodwill, measurement period adjustment			5,109	$ 0	$ 0
KCR S.A Group
Business Combination [Line Items]
Business combination, consideration transferred	$ 92,500
Payments to acquire businesses, net of cash acquired		76,400
Initial cash consideration		88,100	1,300
Cash acquired from acquisition		$ 11,700
Fair value of contingent consideration	4,300		1,100
Goodwill	43,400
Intangible assets acquired	$ 45,100
Increase in goodwill, measurement period adjustment			$ 5,100